SHAREHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 15, 2016	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2014	Nov. 02, 2007
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized		150,000,000	150,000,000		150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Voting Rights			Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.		Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.
Stock Issued During Period, Shares, New Issues			347,646
Stock Issued During Period, Shares, Share-based Compensation, Gross			10,000		132,248
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)			$ 12,800		$ 238,000
Stock Issued During Period, Shares, Issued for Services		15,846				19,750
Stock Issued During Period, Value, Issued for Services (in Dollars)		$ 30,000			$ 286,575	$ 197,500
Stock Issued During Period, Shares, Other			50,000
Stock Issued During Period, Value, Other (in Dollars)						$ 780,600
Stock Issued for Deferred Offering Cost, Shares			16,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		75,000	75,000		75,000	75,000	90,000	90,000
Common Stock Issued for Deferred Offering Cost (in Dollars)			$ 240,900	$ 0	$ 0	$ 0
Shares, Issued		3,976,410			3,976,410	146,950
Stock Issued During Period, Shares, Acquisitions	2,474,850
Stock Issued During Period, Value, New Issues (in Dollars)					$ 65,000
Shares Issued, Price Per Share (in Dollars per share)		$ 0.50			$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					15,000	0
Debt Conversion, Converted Instrument, Shares Issued					1,200,000
Debt Conversion, Original Debt, Amount (in Dollars)			0	$ 0	$ 600,000	$ 0
Common Stock, Capital Shares Reserved for Future Issuance									1,000,000
Class of Warrant or Right, Outstanding		0			0	1,000,000	1,326,250
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Outstanding (in Dollars per share)		$ 0			$ 0	$ 3.00	$ 2.64
Equity Purchase Agreements [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Equity Purchase Agreement, Maximum (in Dollars)			$ 5,000,000
Equity Purchase Agreement, Term			24 months
Common Stock Discount Rate			10.00%
Shares Issued for Services #1 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			17,646		6,466
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 30,000		$ 14,955
Shares Issued for Services #2 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			50,000		2,000
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 82,500		$ 3,620
Shares Issued for Cash [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						127,200
Stock Issued During Period, Value, New Issues (in Dollars)						$ 780,600
Expire November 2, 2017 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		10,000			10,000
Expire December 31, 2018 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		15,000			15,000
Expire November 6, 2019 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		30,000			30,000
Expire December 23, 2020 [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		20,000			20,000
Restricted Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			100,000
Number of Key Employees			3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Allocated Share-based Compensation Expense (in Dollars)			$ 11,733
Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 0.01			$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					15,000
Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					130,000
Stock Issued During Period, Shares, Share-based Compensation, Gross			60,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)			$ 99,000
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 82,500
Stock Issued for Deferred Offering Cost, Shares			50,000
Common Stock Issued for Deferred Offering Cost (in Dollars)			$ 56,100
Stock Issued During Period, Value, New Issues (in Dollars)					$ 65,000
Shares Issued, Price Per Share (in Dollars per share)		0.50			$ 0.50
Chief Executive Officer [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other			100,000
Stock Issued During Period, Value, Other (in Dollars)			$ 182,000
Shares Issued, Price Per Share (in Dollars per share)		$ 0.50			$ 0.50
Debt Conversion, Converted Instrument, Shares Issued					1,200,000
2016 Services [Member] | Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			10,000
2017 Services [Member] | Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			10,000
Non-Cash Offering Costs [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other			110,000
Stock Issued During Period, Value, Other (in Dollars)			$ 184,800
Stock Issued for Deferred Offering Cost, Shares			34,000
Non-Cash Offering Costs [Member] | Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares			34,000